Guarantee Receivable - Schedule of Movement of Allowance For Uncollectible Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of Allowance For Uncollectible Receivables [Abstract]
Balance at beginning of year	¥ (63,659)	¥ (3,331)
Addition in the current year	(252,608)	(65,785)
Write-off	63,946	5,457
Balance at end of year	¥ (252,321)	¥ (63,659)